January 18, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust

    (File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of ProShares Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated December 29, 2016 for ProShares S&P 500 Dividend Aristocrats ETF, ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers, as filed under Rule 497 on December 29, 2016 (SEC Accession No. 0001193125-16-806261).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6581.

Very truly yours,

/s/ Cheryl A. Ardin

Associate Counsel